Debt due within one year - Details of Securitized Trade Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Average interest rate throughout the year	5.72%	3.15%
Securitized receivables	$ 3,320	$ 3,353